TAXATION - Net operating loss carry forwards (Details) - HKD ($) $ in Thousands			12 Months Ended
	Dec. 22, 2017	Dec. 21, 2017	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Statutory rate 1 (as percent)			25.00%
Statutory rate 2 (as percent)			27.98%
Statutory rate 3 (as percent)			27.87%
Statutory rate 4 (as percent)			16.50%
Statutory rate 5 (as percent)			17.00%
Net operating loss carryforwards			$ 764,251	$ 315,287
Net operating loss carryforwards, provided for valuation allowance			761,417	315,287
Net operating loss carryforwards, expected to be utilized prior to expiration			$ 2,834	$ 0
The United States ("US")
Income Tax Disclosure [Line Items]
Applicable tax rate (as a percent)	21.00%	35.00%	35.00%
Hong Kong
Income Tax Disclosure [Line Items]
Applicable tax rate (as a percent)			16.50%
China
Income Tax Disclosure [Line Items]
Preferential tax rate (as a percent)			15.00%
Applicable tax rate (as a percent)			25.00%